CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net (loss) earnings	$ 225.6	$ (297.7)
Items that may be reclassified subsequently to net earnings (loss):
- Effective portion of changes in fair value of cash flow hedges (Note 17)	(4.3)	(15.9)
- Reclassification of gains recorded in earnings (Note 17)	9.3	3.4
- Tax Impact on fair value of hedging instruments (Note 14)	0.5	(1.4)
- Time value of options contracts excluded from hedge relationship (Note 17)	(1.3)	5.4
Share of other comprehensive loss from investment in associate (Note 24)	(9.4)	0.0
Other comprehensive income (loss) that will be reclassified to profit or loss, net of tax	(5.2)	(8.5)
Items that will not be reclassified to net earnings (loss):
Changes in the fair value of equity investments at FVOCI	(1.1)	(1.0)
Re-measurement of employee benefit plan	1.3	(1.0)
Total other comprehensive loss	(5.0)	(10.5)
Total comprehensive earnings (loss)	220.6	(308.2)
Attributable to:
Yamana Gold Inc. equity holders	220.6	(294.4)
Non-controlling interests	0.0	(13.8)
Total comprehensive earnings (loss)	$ 220.6	$ (308.2)